Statements of Net Assets Available for Benefits - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Participant-directed investments at fair value	$ 8,749,044,406	$ 8,281,380,597
Participant-directed investments at contract value	311,054,757	320,479,611
Total investments	9,060,099,163	8,601,860,208
Receivables:
Notes receivable from participants	105,921,541	97,708
Total assets	9,166,020,704	8,601,957,916
Liabilities
Excess contributions payable	4,911	9,525
Net assets available for benefits	$ 9,166,015,793	$ 8,601,948,391